UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

HAMLIN HIGH DIVIDEND EQUITY FUND

Semi-Annual Report	June 30, 2015

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-HHD-FUND; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

Dear Shareholders:

Performance & Portfolio Changes

The Hamlin High Dividend Equity Fund institutional class returned -1.70% vs +0.28% for the S&P 500 Index for the quarter. At the half year mark the Hamlin High Dividend Equity Fund has returned 1.19% vs the S&P 500’s 1.23% return. We are reasonably satisfied with these results in the context of a broad assault on dividend-paying stocks. Barron’s recently reported that the 100 top-yielding S&P 500 stocks dropped 6% during the second quarter.1 The Hamlin High Dividend Equity fund fared better. Through June we are happy to report that the fund’s year to date return has outperformed the Lipper Equity Income Index’s -0.62% return.

The largest sector contributors to performance this quarter were Telecom and Healthcare. Consumer Discretionary, Financials and Technology were performance detractors. The largest individual stock performance contributors were Abbvie, Vodafone, AT&T, FNB Corp, and Dow Chemical. Outfront Media, Pearson, Corrections Corp of America, Ryman Hospitalilty and The Buckle were the weakest performers. We added General Motors Company during the quarter, which offered a yield of 4% and was trading at 8x 2015 consensus estimates at purchase. Meanwhile the S&P 500 index yielded 2% as of 06/30/2015. We did not sell any positions during the quarter.

Outlook

Until Greece stole the headlines as the quarter closed, investors focused on uneven US economic growth, weaker Chinese economic data, and a Federal Reserve(Fed) preparing to raise interest rates. Industrial production has been disappointing all year, and retail sales have generally underwhelmed given the high expectations for consumers to spend their gasoline savings. On the other hand, the housing market showed steady improvement with combined new and existing home sales up 10% y/y in May. Seasonally-adjusted existing home sales alone were up 9% to 5.35 million, the highest since 2009. Household formation recently ticked up and auto sales are back at 2005 highs. The jobs picture remains positive with the unemployment rate falling to 5.3%, and claims for unemployment insurance are plumbing historic lows. While average hourly earnings decelerated to 2% growth in June, aggregate personal income growth of 4.4% in May (the latest reported month) bodes well for consumption. Is it possible the Millennials are beginning to

1	Source: “Payout Boom Heads for a Record” by Michael Vallo, Barron’s Magazine — July 6, 2015.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

get jobs, buy cars, start families, and move into their first home? Were that to be the case, this expansion — and corporate earnings growth — could have a ways to go.

Investors should prepare for choppiness and even temporary underperformance for our income equity asset class as the Fed begins to tighten. A period of adjustment to a less accommodative central bank has been tough for dividend payers in the past. An analysis of the 7 tightening cycles back to 1972 shows that dividend payers underperform non payers for the 12 months prior to the first hike. The median level of underperformance is 5.17%. However, after rates start going up, payers resume their historical trend of outperforming non payers. The median level of outperformance the 12 months following the first hike is 5.89%. We suspect this phenomena occurs as investors anticipate lower future equity returns believing that rate hikes signal a future recession. Such a mindset may increase demand for our lower beta asset class.2

While ever mindful of the macro-economic investment climate, we spend most of our time on security-specific research. Recall that Hamlin stocks are picked with an aim to pay us a compensatory and growing cash return, and they should be managed by executives who demonstrate a commitment to increase future dividend payouts. We invest primarily in businesses with high dividend yields, manageable debt loads, attractive returns on equity, and ample free cash flow-to-dividend coverage ratios. We still believe that miniscule money market interest rates are confounding income-hungry retirees. We think that aging Americans and their investment advisors will favor the very same high-income stocks that we are purchasing for the mutual fund, particularly given the sector’s potential tax advantage.

Yours truly,

Hamlin Capital Management, LLC

2	Source: “Dividends After ZIRP” by Ed Clissold and Victor Jessup, Ned Davis Research — June 18, 2015. See chart “SBOX_390A_SP5” on page 3 of report.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Mutual fund investing involves risk, including possible loss of principal. A company may reduce or eliminate its dividend, causing losses to the fund. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, differences in generally accepted accounting principles, or from social, economic, or political instability in other nations.

Definition of the Comparative Index

Lipper Equity Income Fund Index seeks relatively high current income and growth of income by investing at least 65% of the portfolio in dividend-paying equity securities.

The Standard & Poor’s 500® Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.1%

	Shares	Value
CONSUMER DISCRETIONARY — 18.2%
American Eagle Outfitters	636,000	$10,951,920
Buckle	344,822	15,782,503
Cinemark Holdings	167,595	6,732,291
General Motors	383,720	12,789,388
Pearson ADR	789,545	14,969,773
Regal Entertainment Group, Cl A	632,353	13,222,501
Six Flags Entertainment	245,290	11,001,256
Thomson Reuters	184,085	7,008,116

		92,457,748

ENERGY — 3.8%
Dorchester Minerals LP (A)	224,003	4,791,424
Vermilion Energy	334,214	14,434,703

		19,226,127

FINANCIALS — 10.2%
Federated Investors, Cl B	246,365	8,250,764
FNB	1,118,759	16,020,629
People’s United Financial	1,003,260	16,262,844
Waddell & Reed Financial, Cl A	243,194	11,505,508

		52,039,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 8.0%
AbbVie	266,430	$17,901,432
GlaxoSmithKline ADR	331,846	13,821,386
Merck	156,800	8,926,624

		40,649,442

INDUSTRIALS — 5.6%
ABB ADR	621,720	12,981,513
Eaton	231,455	15,620,898

		28,602,411

INFORMATION TECHNOLOGY — 11.2%
Cisco Systems	400,045	10,985,236
Intel	456,455	13,883,079
Maxim Integrated Products	312,795	10,814,887
Microchip Technology	187,540	8,894,084
Seagate Technology	258,285	12,268,538

		56,845,824

MATERIALS — 10.5%
Dow Chemical	366,280	18,742,548
Nucor	273,075	12,034,416
Potash Corp of Saskatchewan	511,315	15,835,425
Sonoco Products	156,120	6,691,303

		53,303,692

REAL ESTATE INVESTMENT TRUST — 11.8%
Corrections Corp of America	238,620	7,893,550
Hospitality Properties Trust	230,945	6,655,835
Lamar Advertising, Cl A	208,630	11,992,052
Outfront Media	495,342	12,502,432
Plum Creek Timber	255,330	10,358,738
Ryman Hospitality Properties	195,445	10,380,084

		59,782,691

TELECOMMUNICATION SERVICES — 11.2%
AT&T	598,265	21,250,373
BCE	401,630	17,069,275
Vodafone Group ADR	509,560	18,573,462

		56,893,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 1.6%
Public Service Enterprise Group	211,675	$8,314,594

TOTAL COMMON STOCK (Cost $441,099,986)		468,115,384

SHORT-TERM INVESTMENT (B) — 8.6%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.02% (Cost $43,704,086)	43,704,086	43,704,086

TOTAL INVESTMENTS — 100.7% (Cost $484,804,072)		$511,819,470

Percentages are based on Net Assets of $508,442,548.
(A)	Securities considered Master Limited Partnership. At June 30, 2015, these securities amounted to $4,791,424 or 0.9% of net assets.
(B)	The reporting rate is the 7-day effective yield as of June 30, 2015.
ADR	American Depositary Receipt
Cl	Class
LP	Limited Partnership

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $484,804,072)	$511,819,470
Receivable for Capital Shares Sold	2,120,413
Dividend and Interest Receivable	1,588,708
Prepaid Expenses	24,227
Receivable for Trustee Fees	558

Total Assets	515,553,376

Liabilities:
Payable for Investment Securities Purchased	3,981,334
Payable for Capital Shares Redeemed	1,818,250
Income Distributions Payable	841,394
Payable due to Adviser	351,974
Payable due to Administrator	50,684
Shareholder Servicing Fees Payable (Investor Class Shares)	7,193
Distribution Fees Payable (Investor Class Shares)	4,175
Chief Compliance Officer Fees Payable	2,135
Other Accrued Expenses and Other Payables	53,689

Total Liabilities	7,110,828

Net Assets	$508,442,548

Net Assets Consist of:
Paid-in Capital	$474,170,173
Undistributed Net Investment Income	1,255,074
Accumulated Net Realized Gain on Investments	6,001,903
Net Unrealized Appreciation on Investments	27,015,398

Net Assets	$508,442,548

Net Asset Value and Offering Price Per Share Institutional Class Shares ($490,866,924 ÷ 24,092,292 shares) (Unlimited Shares authorized — no par value)	$20.37

Net Asset Value and Offering Price Per Share Investor Class Shares ($17,575,624 ÷ 861,562 shares) (Unlimited Shares authorized — no par value)	$20.40

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
FOR THE SIX MONTHS ENDED
JUNE 30, 2015
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$10,289,359
Less: Foreign Taxes Withheld	(388,040)

Total Investment Income	9,901,319

Expenses:
Investment Advisory Fees	2,409,739
Administration Fees	288,648
Distribution Fees (Investor Class Shares)	22,476
Shareholder Servicing Fees (Investor Class Shares)	19,411
Trustees’ Fees	5,857
Chief Compliance Officer Fees	3,229
Transfer Agent Fees	46,925
Registration and Filing Fees	29,629
Printing Fees	16,015
Legal Fees	13,034
Audit Fees	11,140
Custodian Fees	8,476
Other Expenses	6,622

Total Expenses	2,881,201

Less:
Waiver of Investment Advisory Fees	(426,472)

Net Expenses	2,454,729

Net Investment Income	7,446,590

Net Realized Gain on Investments	9,126,982
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,429,867)

Net Realized and Unrealized Loss on Investments	(2,302,885)

Net Increase in Net Assets Resulting from Operations	$5,143,705

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations:
Net Investment Income	$7,446,590	$9,792,238
Net Realized Gain on Investments	9,126,982	12,263,924
Net Change in Unrealized Appreciation (Depreciation) on Investments .	(11,429,867)	11,507,561

Net Increase in Net Assets Resulting From Operations	5,143,705	33,563,723

Dividends and Distributions:
Dividends from Net Investment Income:
Institutional Class Shares	(6,018,271)	(8,997,181)
Investor Class Shares	(173,245)	(434,303)
Distributions from Net Realized Gains:
Institutional Class Shares	—	(16,678,952)
Investor Class Shares	—	(818,069)

Total Dividends and Distributions	(6,191,516)	(26,928,505)

Capital Share Transactions:(1)
Institutional Class Shares:
Issued	152,168,519	200,206,127
Reinvestment of Distributions	5,178,426	21,732,678
Redeemed	(33,279,030)	(51,919,809)

Increase in Net Assets From Institutional Class Shares Transactions	124,067,915	170,018,996

Investor Class Shares:
Issued	2,885,994	15,413,193
Reinvestment of Distributions	171,696	1,252,368
Redeemed	(3,379,447)	(20,264,555)

Decrease in Net Assets From Investor Class Shares Transactions	(321,757)	(3,598,994)

Net Increase in Net Assets From Share Transactions	123,746,158	166,420,002

Total Increase in Net Assets	122,698,347	173,055,220

Net Assets:
Beginning of Period	385,744,201	212,688,981

End of Period (including undistributed net investment income of $1,255,074 and $—, respectively)	$508,442,548	$385,744,201

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

      Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout The Period

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012‡
Institutional Class Shares
Net Asset Value, Beginning of Period	$20.38		$19.57	$15.40	$15.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.27		0.67	0.55	0.41
Net Realized and Unrealized Gain (Loss)	(0.03)		1.66	4.48	0.16

Total from Investment Operations	0.24		2.33	5.03	0.57

Dividends and Distributions:
Net Investment Income	(0.25)		(0.55)	(0.39)	(0.17)
Net Realized Gains	—		(0.97)	(0.47)	—

Total Dividends and Distributions	(0.25)		(1.52)	(0.86)	(0.17)

Redemption Fees*	—		—	0.00 (1)	0.00	(1)

Net Asset Value, End of Period	$20.37		$20.38	$19.57	$15.40

Total Return†	1.19%		11.83%	32.89%	3.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$490,867		$367,849	$192,784	$55,537
Ratio of Expenses to Average Net Assets	1.00	%††	1.00%	1.00%	1.00	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.16	%††	1.20%	1.31%	2.69	%††
Ratio of Net Investment Income to Average Net Assets	2.59	%††	3.20%	2.80%	3.58	%††
Portfolio Turnover Rate	11	%^	40%	35%	32	%^

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

^	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Amount represents less than $0.01 per share.

‡	Commenced operations on March 30, 2012.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout The Period

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012‡
Investor Class Shares
Net Asset Value, Beginning of Period	$20.40		$19.53	$15.38	$15.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.22		0.51	0.46	0.37
Net Realized and Unrealized Gain (Loss)	(0.02)		1.70	4.47	0.14

Total from Investment Operations	0.20		2.21	4.93	0.51

Dividends and Distributions:
Net Investment Income	(0.20)		(0.37)	(0.31)	(0.13)
Net Realized Gains	—		(0.97)	(0.47)	—

Total Dividends and Distributions	(0.20)		(1.34)	(0.78)	(0.13)

Redemption Fees*	—		—	—	—

Net Asset Value, End of Period	$20.40		$20.40	$19.53	$15.38

Total Return†	1.00%		11.25%	32.24%	3.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$17,576		$17,895	$19,905	$8,637
Ratio of Expenses to Average Net Assets	1.47	%††	1.50%	1.50%	1.50	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.63	%††	1.70%	1.81%	3.19	%††
Ratio of Net Investment Income to Average Net Assets	2.12	%††	2.46%	2.30%	3.21	%††
Portfolio Turnover Rate	11	%^	40%	35%	32	%^

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

^	Portfolio turnover rate is for the period indicated and has not been annualized.

‡	Commenced operations on March 30, 2012.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

NOTES TO FINANCIAL STATEMENTS
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 funds. The financial statements herein are those of the Hamlin High Dividend Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek high current income and long-term capital gain. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2015, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of June 30, 2015, all of the Fund’s investments were Level 1. For details of the investment classification, reference the Schedule of Investments. For the six month period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended June 30, 2015, there were no Level 3 securities.

For the six month period ended June 30, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended June 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income semi-annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 7 days. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital. For the six month period ended June 30, 2015, the Fund did not have any redemption fees.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six month period ended June 30, 2015, the Fund paid $288,648 for these services.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. For the six month period ended June 30, 2015, the Fund’s Investor Class Shares incurred $22,476 of distribution fees, an effective rate of 0.25% .

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six month period ended June 30, 2015, the Fund’s Investor Class Shares incurred $19,411 of shareholder servicing fees.

MUFG Union Bank, N.A. serves as Custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Hamlin Capital Management, LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund’s Institutional Class Shares’ average daily net assets until April 30, 2016. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Investor Class Shares’ total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund’s Investor Class Shares’ average daily net assets until April 30, 2016. This Agreement may be terminated:

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

(i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived.

As of June 30, 2015, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period		Subject to Repayment until December 31:	Amount
3/30/2012-12/31/2012	*	2015	$290,742
1/1/2013-12/31/2013		2016	426,797
1/1/2014-12/31/2014		2017	636,412
1/1/2015-12/31/2015		2018	426,472

			$1,780,423

*	Commenced operations on March 30, 2012.

6.	Share Transactions:

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Share Transactions:
Institutional Class Shares
Issued	7,377,566	9,645,668
Reinvestment of Distributions	254,218	1,039,895
Redeemed	(1,586,119)	(2,488,726)

Net Institutional Class Shares Capital Share Transactions	6,045,665	8,196,837

Investor Class Shares
Issued	138,188	758,180
Reinvestment of Distributions	8,416	59,825
Redeemed	(162,092)	(960,093)

Net Investor Class Shares Capital Share Transactions	(15,488)	(142,088)

Net Increase in Shares Outstanding From Share Transactions	6,030,177	8,054,749

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

7.	Investment Transactions:

For the six month period ended June 30, 2015, the Fund made purchases of $147,856,151 and sales of $49,409,052 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended December 31, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2014	$14,002,743	$12,925,762	$26,928,505
2013	7,211,776	1,102,699	8,314,475

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$104,068
Undistributed Long-Term Capital Gains	174,567
Post-October Losses	(3,661,505)
Unrealized Appreciation	38,703,056

Total Accumulated Losses	$35,320,186

Post-October losses represent losses realized on investment transactions from November 1, 2013 through December 31, 2014 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. There are no capital loss carryforwards under the new provision in the current year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$484,804,072	$43,896,802	$16,881,404	$27,015,398

9.	Concentration of Risks:

The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Other:

At June 30, 2015, 48% of Institutional Class Shares total shares outstanding were held by two record shareholders and 86% of Investor Class Shares total shares outstanding were also held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2015 to June 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
JUNE 30, 2015
(Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Hamlin High Dividend Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,011.90	1.00%	$4.99
Investor Class Shares	1,000.00	1,010.00	1.00	7.33

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.47%	$5.01
Investor Class Shares	1,000.00	1,017.50	1.47	7.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Hamlin High Dividend Equity Fund

PO Box 219009

Kansas City, MO 64121-9009

1-855-HHD-FUND

Adviser:

Hamlin Capital Management, LLC

640 Fifth Avenue, 6th Floor

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund.

HCM-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 3, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 3, 2015